Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.3%
Corporate — 0.3%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,185	$ 1,225,734
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)	1,385	1,429,353
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	600,587
New York — 155.9%
Corporate — 5.0%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	973,279
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,335,166
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	740	739,705
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,370	1,343,084
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,397,157
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,165	2,280,900
AMT, 5.00%, 10/01/40	2,400	2,481,279
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,465	1,347,853
		17,898,423
County/City/Special District/School District — 28.3%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	748,568
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,444,994
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,742,179
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,495	1,631,724
City of New York, GO
Series A, 5.00%, 08/01/51	995	1,050,061
Series A-1, 4.00%, 09/01/46	1,975	1,852,603
Series A-1, 5.00%, 08/01/47	2,410	2,536,775
Series B, 5.25%, 10/01/47	4,605	4,981,657
Series C, 5.25%, 03/01/53	1,705	1,840,974
Series D, 5.25%, 04/01/54	5,040	5,469,241
Series F-1, 5.00%, 04/01/45	4,950	5,112,118
Series F-1, 4.00%, 03/01/47	2,270	2,138,333
Series I, 5.00%, 03/01/36	2,500	2,502,322
Sub-Series D-1, 5.50%, 05/01/46	1,140	1,261,139
Sub-Series E-1, 4.00%, 04/01/45	2,155	2,053,762
County of Nassau New York, Refunding GO, Series B, (AGM), 5.00%, 04/01/40	1,795	1,928,440
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	365	305,305
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(d)	1,380	720,059
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,401,283
Security	Par (000)	Value
County/City/Special District/School District (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	$1,660	$ 1,731,733
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	3,440	3,614,600
Series B-1, 5.00%, 08/01/45	6,575	6,755,367
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,102,242
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,691,615
Sub-Series E-1, 5.00%, 02/01/43	1,645	1,682,614
Series A, Subordinate, 4.00%, 05/01/53	1,365	1,258,497
Series C-1, Subordinate, 4.00%, 02/01/39	1,350	1,351,566
Series F-1, Subordinate, 5.00%, 02/01/44	355	381,087
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	2,035	2,209,278
Series B, Subordinate, 5.25%, 05/01/50	2,745	2,985,286
New York Convention Center Development Corp., RB, CAB(d)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	862,593
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,612,907
Series B, Sub Lien, 0.00%, 11/15/48	2,665	777,264
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	486,469
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	614,969
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	4,590	4,643,430
5.00%, 11/15/45	10,965	11,055,325
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,075	5,078,170
Series 1, 3.00%, 02/15/42	925	768,544
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,050,650
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	960,691
Series A, (SAW), 2.00%, 07/15/35	685	553,952
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,189,424
Series A, 4.13%, 05/15/53	1,705	1,608,265
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	1,002,972
		100,751,047
Education — 16.1%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	740	396,976
4.00%, 07/01/51	765	411,355
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/43	450	450,349
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	751,603
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,140	1,183,287
5.00%, 07/01/48	285	292,515
5.00%, 07/01/52	1,365	1,425,710
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	985	1,011,026
4.00%, 07/01/46	1,535	1,445,517
4.00%, 07/01/49	1,655	1,514,939
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	697,532
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Madison County Capital Resource Corp., RB (continued)
Series B, 5.00%, 07/01/43	$2,480	$ 2,509,580
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,200	2,318,682
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	350	350,256
Series A, 4.00%, 07/01/50	12,085	11,011,720
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	4,078,510
Series A, 5.00%, 07/01/46	410	392,169
Series A, Sustainability Bonds, 5.00%, 07/01/48	500	536,287
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	1,900	1,903,468
Series A, 5.00%, 07/01/35	1,030	1,036,025
Series A, 5.00%, 07/01/43	1,520	1,532,447
Series A, 5.00%, 07/01/48	5,600	5,649,999
Series A, 5.50%, 07/01/54	3,310	3,716,569
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,490	1,606,140
5.00%, 12/01/39	2,650	2,841,069
4.00%, 12/01/47	1,350	1,248,145
Orange County Funding Corp., Refunding RB, Series A, 5.00%, 07/01/42	445	392,904
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	3,550	3,625,184
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	450	479,950
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,778,451
Series A, 5.00%, 07/01/41	750	750,720
		57,339,084
Health — 8.0%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,159,675
Class A, 5.50%, 07/01/47	765	690,840
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,355,427
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	179,302
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	464,998
Series A, 5.00%, 12/01/37	1,180	1,180,243
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,150	1,095,766
4.00%, 12/01/39	475	451,601
4.00%, 12/01/46	4,595	4,009,920
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	895	823,162
Series C, 4.25%, 05/01/39	1,000	1,000,063
Series D, 4.25%, 05/01/39	685	685,043
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	269,787
4.25%, 05/01/52	3,645	3,439,596
5.00%, 05/01/52	4,875	5,033,640
Series 1, 4.00%, 07/01/47	2,660	2,511,814
Series A, 5.00%, 05/01/32	2,645	2,672,566
Security	Par (000)	Value
Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$460	$ 460,537
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	510	494,182
5.00%, 07/01/56	570	511,456
		28,489,618
Housing — 8.4%
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 4.65%, 11/01/49	685	675,051
Series A-1, 4.75%, 11/01/54	1,045	1,037,729
Series G, 4.75%, 11/01/48	1,650	1,649,824
Sustainability Bonds, 4.80%, 02/01/53	5,265	5,089,013
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	225	226,507
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	364,449
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	920	875,642
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,880	1,870,220
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,673,377
New York City Housing Development Corp., Refunding RB
Series A, Sustainability Bonds, 4.25%, 11/01/43	3,315	3,194,635
Series F-1-A, Sustainability Bonds, 3.30%, 11/01/46	460	382,648
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	550	550,086
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,310	1,311,734
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	500,165
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA), 3.85%, 11/01/39	2,005	1,846,868
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, (SONYMA), 4.70%, 10/01/43	1,055	1,058,679
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,411,453
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	855	828,744
Series 218, AMT, 3.85%, 04/01/38	115	112,420
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing, Series 190, 3.80%, 10/01/40	1,395	1,366,612
		30,025,856
State — 12.4%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	2,880	2,916,803
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,425	3,623,863
Series A, 5.00%, 03/15/40	3,700	3,837,842
Series A, 5.00%, 03/15/44	5,225	5,438,909
Series A, 5.00%, 03/15/45	2,700	2,800,954
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,264,893
Series A, 5.25%, 03/15/52	3,275	3,551,476
Series D, 5.00%, 02/15/48	1,755	1,832,319

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	$5,265	$ 5,079,012
Series A, 5.00%, 03/15/46	3,320	3,586,844
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	6,880	6,536,574
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	3,315	3,578,998
		44,048,487
Tobacco — 2.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,748,983
5.00%, 06/01/48	680	648,998
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	242,632
Series A-2B, 5.00%, 06/01/51	1,015	918,863
Series B, 5.00%, 06/01/41	575	580,696
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,501,812
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,540,307
		7,182,291
Transportation — 52.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,865	1,903,787
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	3,760	3,861,544
Series A, (AGM), 4.00%, 02/15/47	2,425	2,289,192
Metropolitan Transportation Authority, RB
Series B, 5.00%, 05/15/24(g)	2,590	2,591,233
Series B, 5.25%, 11/15/38	1,000	1,001,769
Series B, 5.25%, 11/15/44	1,000	1,001,755
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,442,836
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,453,521
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/34(a)	2,475	2,474,121
Series A, 5.00%, 11/15/48	3,485	3,733,678
Series A, 5.00%, 11/15/49	1,895	2,026,901
Series A, 5.25%, 11/15/49	3,410	3,657,893
Series B, 5.25%, 11/15/55	1,920	1,932,240
Sub-Series C-1, 5.00%, 11/15/34	1,845	1,884,184
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,595,783
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,765	3,848,527
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,600,456
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,324,264
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	705	705,191
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	5,300	5,277,480
Series N, 4.00%, 01/01/44	2,250	2,208,981
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,433,102
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	8,230	8,787,738
Series A, 5.00%, 03/15/48	5,000	5,299,422
Series O, 4.00%, 01/01/44	1,640	1,607,550
Series P, 5.25%, 01/01/54	1,065	1,151,610
Series B, Subordinate, 4.00%, 01/01/45	3,295	3,129,799
Security	Par (000)	Value
Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/50	$2,645	$ 2,422,614
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,660	1,787,281
AMT, 5.00%, 12/01/35	3,405	3,645,312
AMT, 5.00%, 12/01/36	1,720	1,829,384
AMT, 5.00%, 12/01/41	450	467,251
Series A, AMT, 5.00%, 07/01/46	6,745	6,626,162
Series A, AMT, 5.25%, 01/01/50	8,845	8,850,115
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,510	1,268,571
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	2,220	2,408,312
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,105	3,196,183
AMT, Sustainability Bonds, 6.00%, 06/30/54	4,240	4,646,058
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/32	1,600	1,739,309
Series A, AMT, 5.00%, 12/01/25	2,690	2,723,262
Series A, AMT, 5.00%, 12/01/32	1,000	1,042,570
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	103,270
AMT, 5.00%, 04/01/35	90	93,039
AMT, 5.00%, 04/01/36	95	97,773
AMT, 5.00%, 04/01/37	110	113,067
AMT, 5.00%, 04/01/38	55	56,377
AMT, 5.00%, 04/01/39	80	81,975
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,850	1,901,895
Series 221, AMT, 4.00%, 07/15/55	7,275	6,385,530
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	760	778,120
AMT, 5.00%, 10/15/34	1,660	1,702,913
Series 177, AMT, 4.00%, 01/15/43	285	257,997
Series 223, AMT, 4.00%, 07/15/39	2,825	2,758,874
Series 231, AMT, 5.50%, 08/01/47	3,190	3,442,117
Series 234, AMT, 5.50%, 08/01/52	1,330	1,427,485
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/39	3,105	3,287,155
Series 242, AMT, 5.00%, 12/01/39	680	734,956
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	3,990,303
Sub-Series B-1, 5.00%, 11/15/48	1,530	1,639,431
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,929,710
Series A-1, 5.00%, 05/15/51	1,460	1,534,929
Series B, 5.00%, 11/15/37	8,225	8,593,493
Series C, 5.00%, 05/15/47	3,925	4,181,011
Series C, 4.13%, 05/15/52	7,080	6,797,680
Series C, 5.25%, 05/15/52	4,650	5,004,954
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	691,443
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(d)
Series B, 0.00%, 11/15/28	3,215	2,777,374
Series B, 0.00%, 11/15/32	7,670	5,541,749
		185,781,561
Utilities — 23.6%
Long Island Power Authority, RB
5.00%, 09/01/35	1,000	1,076,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, RB (continued)
5.00%, 09/01/36	$825	$ 871,925
5.00%, 09/01/37	3,175	3,391,455
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,835,550
5.00%, 09/01/47	1,355	1,394,486
Series E, Sustainability Bonds, 5.00%, 09/01/48	625	674,169
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,495,508
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	771,558
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	5,400	5,119,908
Series DD, 5.00%, 06/15/47	2,250	2,300,316
Series GG, 5.00%, 06/15/48	1,330	1,400,160
Sub-Series CC-1, 5.25%, 06/15/54	3,415	3,736,563
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	5,860	6,450,552
Series BB-1, 4.00%, 06/15/45	1,585	1,555,176
Series DD, 4.13%, 06/15/47	3,410	3,370,559
Series EE, 5.00%, 06/15/45	2,250	2,423,595
Series GG, 5.00%, 06/15/39	4,220	4,259,651
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,780,730
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,420	7,038,553
Series A, Sustainability Bonds, 4.00%, 11/15/55	5,505	5,147,682
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	431,549
New York State Environmental Facilities Corp., RB, Sustainability Bonds, 5.00%, 08/15/41	3,630	3,731,209
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,595	2,761,944
Series A, 5.25%, 06/15/53	3,410	3,740,620
Subordinate, 5.00%, 06/15/41	1,595	1,629,478
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	836,381
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,565	2,754,226
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,035	4,315,653
		84,295,313
Total Municipal Bonds in New York		555,811,680
Puerto Rico — 5.5%
State — 5.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,549	2,486,403
Series A-1, Restructured, 5.00%, 07/01/58	3,762	3,745,046
Series A-2, Restructured, 4.78%, 07/01/58	390	378,218
Series A-2, Restructured, 4.33%, 07/01/40	10,319	10,065,151
Series B-1, Restructured, 4.75%, 07/01/53	460	448,302
Series B-2, Restructured, 4.78%, 07/01/58	601	583,373
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,358	1,981,159
Total Municipal Bonds in Puerto Rico		19,687,652
Security	Par (000)	Value
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$3,280	$ 3,450,480
Total Municipal Bonds — 163.3% (Cost: $577,129,117)		582,205,486
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 1.3%
Transportation — 1.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,621,529
Total Municipal Bonds in New York		4,621,529
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.3% (Cost: $4,539,603)		4,621,529
Total Long-Term Investments — 164.6% (Cost: $581,668,720)		586,827,015

	Shares
Short-Term Securities
	Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(i)(j)	9,554,234	9,555,189
	Total Short-Term Securities — 2.7% (Cost: $9,555,189)	9,555,189
	Total Investments — 167.3% (Cost: $591,223,909)	596,382,204
	Other Assets Less Liabilities — 1.6%	5,665,368
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.6)%	(2,266,889)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (68.3)%	(243,338,167)
	Net Assets Applicable to Common Shares — 100.0%	$ 356,442,516

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio(a)	$ 14,537,162	$ —	$ (14,537,162)(b)	$ —	$ —	$ —	—	$ 327,573	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	9,555,189 (b)	—	—	—	9,555,189	9,554,234	104,547	—
				$ —	$ —	$ 9,555,189		$ 432,120	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	47	06/18/24	$ 5,051	$ 125,501
U.S. Long Bond	51	06/18/24	5,809	203,115
5-Year U.S. Treasury Note	36	06/28/24	3,772	68,850
				$ 397,466
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 582,205,486	$ —	$ 582,205,486
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,621,529	—	4,621,529
Short-Term Securities
Money Market Funds	9,555,189	—	—	9,555,189
	$9,555,189	$586,827,015	$—	$596,382,204
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 397,466	$ —	$ —	$ 397,466

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,250,000)	$—	$(2,250,000)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)
	$—	$(245,850,000)	$—	$(245,850,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency